BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.7%
Aerospace & Defense — 1.7%
Boeing Co. (The)
(a)
.................. 35,874 $ 9,137,825
General Dynamics Corp. .............. 15,162 2,752,813
Howmet Aerospace, Inc.
(a)
............. 24,514 787,635
Huntington Ingalls Industries, Inc. ........ 2,799 576,174
L3Harris Technologies, Inc. ............ 13,730 2,782,797
Lockheed Martin Corp. ............... 16,176 5,977,032
Northrop Grumman Corp. ............. 10,256 3,319,252
Raytheon Technologies Corp. .......... 99,582 7,694,701
Teledyne Technologies, Inc.
(a)
........... 2,502 1,034,952
Textron, Inc. ...................... 14,771 828,358
TransDigm Group, Inc.
(a)
.............. 3,636 2,137,677
37,029,216
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. .......... 8,629 823,465
Expeditors International of Washington, Inc. . 10,788 1,161,760
FedEx Corp. ...................... 15,873 4,508,567
United Parcel Service, Inc., Class B ...... 46,969 7,984,260
14,478,052
Airlines — 0.3%
(a)
Alaska Air Group, Inc. ................ 8,579 593,752
American Airlines Group, Inc. ........... 41,424 990,033
Delta Air Lines, Inc. ................. 41,985 2,027,036
Southwest Airlines Co. ............... 39,428 2,407,474
United Airlines Holdings, Inc. ........... 20,190 1,161,733
7,180,028
Auto Components — 0.1%
Aptiv plc
(a)
........................ 17,622 2,430,074
BorgWarner, Inc. ................... 15,734 729,428
3,159,502
Automobiles — 1.9%
(a)
Ford Motor Co. .................... 255,341 3,127,927
General Motors Co. ................. 82,892 4,762,975
Tesla, Inc. ........................ 50,355 33,633,615
41,524,517
Banks — 4.5%
Bank of America Corp. ............... 497,616 19,252,763
Citigroup, Inc. ..................... 136,789 9,951,400
Citizens Financial Group, Inc. .......... 27,750 1,225,162
Comerica, Inc. ..................... 9,489 680,741
Fifth Third Bancorp
(b)
................ 46,382 1,737,006
First Republic Bank ................. 11,312 1,886,276
Huntington Bancshares, Inc. ........... 69,642 1,094,772
JPMorgan Chase & Co. .............. 200,273 30,487,559
KeyCorp ......................... 66,630 1,331,267
M&T Bank Corp.
(b)
.................. 8,162 1,237,441
People's United Financial, Inc. .......... 25,211 451,277
PNC Financial Services Group, Inc. (The) .. 28,025 4,915,865
Regions Financial Corp. .............. 63,103 1,303,708
SVB Financial Group
(a)
............... 3,460 1,708,064
Truist Financial Corp. ................ 88,574 5,165,636
US Bancorp ...................... 89,103 4,928,287
Wells Fargo & Co. .................. 271,645 10,613,170
Zions Bancorp NA .................. 9,843 540,971
98,511,365
Beverages — 1.5%
Brown-Forman Corp., Class B .......... 12,192 840,882
Coca-Cola Co. (The) ................ 254,115 13,394,402
Constellation Brands, Inc., Class A ....... 11,039 2,516,892
Molson Coors Beverage Co., Class B
(a)(b)
... 11,838 605,514
Monster Beverage Corp.
(a)
............. 23,956 2,182,152
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 90,797 $ 12,843,235
32,383,077
Biotechnology — 1.8%
AbbVie, Inc. ...................... 115,995 12,552,979
Alexion Pharmaceuticals, Inc.
(a)
......... 14,624 2,236,156
Amgen, Inc. ...................... 37,727 9,386,855
Biogen, Inc.
(a)
..................... 10,058 2,813,725
Gilead Sciences, Inc. ................ 82,163 5,310,195
Incyte Corp.
(a)
..................... 12,171 989,137
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,885 3,257,569
Vertex Pharmaceuticals, Inc.
(a)
.......... 17,179 3,691,595
40,238,211
Building Products — 0.5%
Allegion plc ....................... 5,762 723,822
AO Smith Corp. .................... 9,393 635,061
Carrier Global Corp. ................. 54,222 2,289,253
Fortune Brands Home & Security, Inc. ..... 8,850 848,007
Johnson Controls International plc ....... 47,448 2,831,222
Masco Corp. ...................... 16,954 1,015,545
Trane Technologies plc ............... 15,618 2,585,716
10,928,626
Capital Markets — 2.9%
Ameriprise Financial, Inc. ............. 7,712 1,792,654
Bank of New York Mellon Corp. (The) ..... 52,913 2,502,256
BlackRock, Inc.
*
.................... 9,288 7,002,781
Cboe Global Markets, Inc. ............. 6,825 673,559
Charles Schwab Corp. (The) ........... 98,007 6,388,096
CME Group, Inc. ................... 23,586 4,816,969
Franklin Resources, Inc.
(b)
............. 18,342 542,923
Goldman Sachs Group, Inc. (The) ....... 22,475 7,349,325
Intercontinental Exchange, Inc. ......... 36,919 4,123,114
Invesco Ltd. ...................... 25,400 640,588
MarketAxess Holdings, Inc. ............ 2,536 1,262,725
Moody's Corp. ..................... 10,611 3,168,551
Morgan Stanley .................... 98,577 7,655,490
MSCI, Inc. ....................... 5,439 2,280,464
Nasdaq, Inc. ...................... 7,477 1,102,559
Northern Trust Corp. ................. 13,747 1,444,947
Raymond James Financial, Inc. ......... 8,140 997,638
S&P Global, Inc. ................... 15,808 5,578,169
State Street Corp. .................. 22,698 1,906,859
T. Rowe Price Group, Inc. ............. 14,790 2,537,964
63,767,631
Chemicals — 1.9%
Air Products & Chemicals, Inc. .......... 14,582 4,102,500
Albemarle Corp. ................... 7,586 1,108,391
Celanese Corp. .................... 7,699 1,153,387
CF Industries Holdings, Inc. ............ 14,415 654,153
Corteva , Inc. ...................... 48,318 2,252,585
Dow, Inc. ........................ 48,432 3,096,742
DuPont de Nemours, Inc. ............. 35,554 2,747,613
Eastman Chemical Co. ............... 8,637 951,106
Ecolab, Inc. ...................... 16,277 3,484,417
FMC Corp. ....................... 8,667 958,657
International Flavors & Fragrances, Inc. .... 16,471 2,299,516
Linde plc ........................ 34,435 9,646,621
LyondellBasell Industries NV, Class A ..... 17,175 1,787,059
Mosaic Co. (The) ................... 21,579 682,112
PPG Industries, Inc. ................. 15,778 2,370,802
Sherwin-Williams Co. (The) ............ 5,254 3,877,505
41,173,166

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 5,802 $ 1,980,281
Copart , Inc.
(a)
..................... 13,609 1,478,074
Republic Services, Inc. ............... 13,148 1,306,254
Rollins, Inc. ....................... 15,270 525,593
Waste Management, Inc. .............. 25,660 3,310,653
8,600,855
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
............... 3,571 1,078,049
Cisco Systems, Inc. ................. 277,625 14,355,989
F5 Networks, Inc.
(a)
................. 4,245 885,592
Juniper Networks, Inc. ............... 19,682 498,545
Motorola Solutions, Inc. .............. 11,295 2,124,025
18,942,200
Construction & Engineering — 0.0%
Quanta Services, Inc. ................ 9,386 825,780
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 4,160 1,397,011
Vulcan Materials Co. ................ 8,623 1,455,132
2,852,143
Consumer Finance — 0.6%
American Express Co. ............... 43,010 6,083,334
Capital One Financial Corp. ............ 30,109 3,830,768
Discover Financial Services ............ 19,787 1,879,567
Synchrony Financial ................. 36,266 1,474,576
13,268,245
Containers & Packaging — 0.3%
Amcor plc ........................ 101,257 1,182,682
Avery Dennison Corp. ................ 5,339 980,507
Ball Corp. ........................ 21,850 1,851,569
International Paper Co. ............... 26,257 1,419,716
Packaging Corp. of America ........... 6,109 821,538
Sealed Air Corp. ................... 10,914 500,080
WestRock Co. ..................... 17,741 923,419
7,679,511
Distributors — 0.1%
Genuine Parts Co. .................. 9,636 1,113,825
LKQ Corp.
(a)
...................... 18,703 791,698
Pool Corp. ....................... 2,525 871,731
2,777,254
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B
(a)
...... 125,009 31,936,049
Diversified Telecommunication Services — 1.4%
AT&T, Inc. ........................ 468,193 14,172,202
Lumen Technologies, Inc. ............. 62,562 835,203
Verizon Communications, Inc.
(b)
......... 271,881 15,809,880
30,817,285
Electric Utilities — 1.7%
Alliant Energy Corp. ................. 15,821 856,865
American Electric Power Co., Inc. ........ 33,010 2,795,947
Duke Energy Corp. ................. 50,315 4,856,907
Edison International ................. 24,738 1,449,647
Entergy Corp. ..................... 13,122 1,305,245
Evergy , Inc. ....................... 14,635 871,222
Eversource Energy ................. 22,836 1,977,369
Exelon Corp. ...................... 63,781 2,789,781
FirstEnergy Corp. .................. 35,295 1,224,384
NextEra Energy, Inc. ................ 128,715 9,732,141
NRG Energy, Inc. ................... 15,211 573,911
Pinnacle West Capital Corp. ........... 7,769 632,008
PPL Corp. ....................... 51,355 1,481,078
Security
Shares
Shares Value
Electric Utilities (continued)
Southern Co. (The) ................. 69,029 $ 4,290,843
Xcel Energy, Inc. ................... 34,802 2,314,681
37,152,029
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 14,860 1,898,068
Eaton Corp. plc .................... 26,315 3,638,838
Emerson Electric Co. ................ 39,177 3,534,549
Generac Holdings, Inc.
(a)
.............. 4,107 1,344,837
Rockwell Automation, Inc. ............. 7,760 2,059,815
12,476,107
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A ............. 38,998 2,572,698
CDW Corp. ....................... 9,351 1,549,928
Corning, Inc. ...................... 51,033 2,220,446
FLIR Systems, Inc. .................. 9,098 513,764
IPG Photonics Corp.
(a)
............... 2,423 511,108
Keysight Technologies, Inc.
(a)
........... 12,327 1,767,692
TE Connectivity Ltd. ................. 21,593 2,787,872
Trimble, Inc.
(a)
..................... 16,702 1,299,248
Zebra Technologies Corp., Class A
(a)
...... 3,561 1,727,726
14,950,482
Energy Equipment & Services — 0.2%
Baker Hughes Co.
(b)
................. 46,544 1,005,816
Halliburton Co. .................... 57,407 1,231,954
NOV, Inc.
(a)
....................... 26,419 362,469
Schlumberger NV .................. 92,983 2,528,208
5,128,447
Entertainment — 2.1%
Activision Blizzard, Inc. ............... 50,778 4,722,354
Electronic Arts, Inc. ................. 18,920 2,561,200
Live Nation Entertainment, Inc.
(a)
........ 9,551 808,492
Netflix, Inc.
(a)
...................... 29,027 15,142,225
Take-Two Interactive Software, Inc.
(a)
...... 7,683 1,357,586
Walt Disney Co. (The)
(a)
.............. 118,953 21,949,208
46,541,065
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc. ...... 8,016 1,317,029
American Tower Corp. ............... 29,103 6,957,363
AvalonBay Communities, Inc. .......... 9,249 1,706,533
Boston Properties, Inc. ............... 9,085 919,947
Crown Castle International Corp. ........ 28,493 4,904,500
Digital Realty Trust, Inc.
(b)
............. 18,517 2,607,934
Duke Realty Corp. .................. 24,845 1,041,751
Equinix , Inc. ...................... 5,809 3,947,738
Equity Residential .................. 22,327 1,599,283
Essex Property Trust, Inc. ............. 4,253 1,156,136
Extra Space Storage, Inc. ............. 8,388 1,111,829
Federal Realty Investment Trust
(b)
........ 4,684 475,192
Healthpeak Properties, Inc. ............ 35,961 1,141,402
Host Hotels & Resorts, Inc.
(a)
........... 44,281 746,135
Iron Mountain, Inc. .................. 19,590 725,026
Kimco Realty Corp. ................. 29,782 558,412
Mid-America Apartment Communities, Inc. .. 7,396 1,067,687
Prologis, Inc. ...................... 48,768 5,169,408
Public Storage ..................... 9,905 2,444,158
Realty Income Corp. ................. 23,586 1,497,711
Regency Centers Corp. .............. 10,946 620,748
SBA Communications Corp. ........... 7,222 2,004,466
Simon Property Group, Inc. ............ 21,195 2,411,355
UDR, Inc. ........................ 18,934 830,445
Ventas, Inc. ...................... 24,186 1,290,081
Vornado Realty Trust ................ 10,876 493,662

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower , Inc. ..................... 27,874 $ 1,996,615
Weyerhaeuser Co. .................. 49,513 1,762,663
52,505,209
Food & Staples Retailing — 1.3%
Costco Wholesale Corp. .............. 28,990 10,218,395
Kroger Co. (The) ................... 50,024 1,800,364
Sysco Corp. ...................... 33,260 2,618,892
Walgreens Boots Alliance, Inc. .......... 46,625 2,559,713
Walmart, Inc. ...................... 91,086 12,372,211
29,569,575
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 36,903 2,103,471
Campbell Soup Co.
(b)
................ 12,707 638,781
Conagra Brands, Inc. ................ 32,012 1,203,651
General Mills, Inc. .................. 39,879 2,445,380
Hershey Co. (The) .................. 9,668 1,529,091
Hormel Foods Corp.
(b)
................ 18,030 861,473
JM Smucker Co. (The) ............... 7,362 931,514
Kellogg Co. ....................... 16,443 1,040,842
Kraft Heinz Co. (The) ................ 42,464 1,698,560
Lamb Weston Holdings, Inc. ........... 9,237 715,683
McCormick & Co., Inc. (Non-Voting) ...... 16,334 1,456,339
Mondelez International, Inc., Class A ...... 92,332 5,404,192
Tyson Foods, Inc., Class A ............ 19,106 1,419,576
21,448,553
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 7,928 783,683
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories ................. 116,448 13,955,128
ABIOMED, Inc.
(a)
................... 2,906 926,229
Align Technology, Inc.
(a)
............... 4,685 2,537,068
Baxter International, Inc. .............. 33,157 2,796,461
Becton Dickinson and Co. ............. 18,958 4,609,638
Boston Scientific Corp.
(a)
.............. 92,891 3,590,237
Cooper Cos., Inc. (The)
(b)
............. 3,187 1,224,095
Danaher Corp. .................... 41,539 9,349,598
Dentsply Sirona, Inc. ................ 15,058 960,851
DexCom , Inc.
(a)
.................... 6,252 2,246,906
Edwards Lifesciences Corp.
(a)
.......... 41,021 3,430,996
Hologic , Inc.
(a)
..................... 17,120 1,273,386
IDEXX Laboratories, Inc.
(a)
............. 5,576 2,728,393
Intuitive Surgical, Inc.
(a)
............... 7,712 5,698,705
Medtronic plc ..................... 88,436 10,446,945
ResMed , Inc. ..................... 9,640 1,870,353
STERIS plc ....................... 5,699 1,085,546
Stryker Corp. ..................... 21,567 5,253,290
Teleflex, Inc. ...................... 3,068 1,274,631
Varian Medical Systems, Inc.
(a)
.......... 5,851 1,032,877
West Pharmaceutical Services, Inc. ...... 4,895 1,379,313
Zimmer Biomet Holdings, Inc. .......... 13,436 2,150,835
79,821,481
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp. ............. 9,358 1,104,899
Anthem, Inc. ...................... 16,052 5,761,865
Cardinal Health, Inc. ................. 19,142 1,162,877
Centene Corp.
(a)
................... 37,725 2,411,005
Cigna Corp. ...................... 23,065 5,575,733
CVS Health Corp. .................. 85,633 6,442,171
DaVita, Inc.
(a)
...................... 4,551 490,461
HCA Healthcare, Inc. ................ 17,341 3,266,004
Henry Schein, Inc.
(a)
................. 9,743 674,605
Humana, Inc. ..................... 8,434 3,535,954
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
(a)
.... 6,506 $ 1,659,225
McKesson Corp. ................... 10,505 2,048,895
Quest Diagnostics, Inc. ............... 9,002 1,155,317
UnitedHealth Group, Inc. .............. 62,115 23,111,128
Universal Health Services, Inc., Class B ... 5,192 692,561
59,092,700
Health Care Technology — 0.1%
Cerner Corp. ...................... 19,924 1,432,137
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment, Inc.
(a)
.......... 13,538 1,183,898
Carnival Corp.
(a)
.................... 50,061 1,328,619
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 1,826 2,594,417
Darden Restaurants, Inc. ............. 8,697 1,234,974
Domino's Pizza, Inc.
(b)
................ 2,632 968,023
Hilton Worldwide Holdings, Inc.
(a)
........ 18,532 2,240,890
Las Vegas Sands Corp.
(a)
............. 21,939 1,333,014
Marriott International, Inc., Class A
(a)
...... 17,712 2,623,324
McDonald's Corp. .................. 48,955 10,972,774
MGM Resorts International ............ 27,384 1,040,318
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 23,870 658,573
Penn National Gaming, Inc.
(a)
........... 9,681 1,014,956
Royal Caribbean Cruises Ltd.
(a)
......... 14,040 1,201,964
Starbucks Corp.
(b)
.................. 77,115 8,426,356
Wynn Resorts Ltd.
(a)
................. 6,665 835,591
Yum! Brands, Inc. .................. 19,530 2,112,756
39,770,447
Household Durables — 0.4%
DR Horton, Inc.
(b)
................... 21,319 1,899,949
Garmin Ltd. ....................... 9,831 1,296,217
Leggett & Platt, Inc. ................. 9,250 422,262
Lennar Corp., Class A ................ 18,377 1,860,304
Mohawk Industries, Inc.
(a)
............. 3,744 720,009
Newell Brands, Inc. ................. 23,373 625,929
NVR, Inc.
(a)
....................... 234 1,102,358
PulteGroup, Inc. ................... 17,908 939,095
Whirlpool Corp. .................... 3,951 870,603
9,736,726
Household Products — 1.5%
Church & Dwight Co., Inc. ............. 16,382 1,430,968
Clorox Co. (The) ................... 8,379 1,616,141
Colgate-Palmolive Co. ............... 55,448 4,370,966
Kimberly-Clark Corp. ................ 22,517 3,130,989
Procter & Gamble Co. (The) ........... 161,551 21,878,852
32,427,916
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 44,428 1,191,115
Industrial Conglomerates — 1.2%
3M Co. .......................... 37,792 7,281,763
General Electric Co. ................. 573,942 7,535,858
Honeywell International, Inc. ........... 45,480 9,872,344
Roper Technologies, Inc. .............. 6,906 2,785,466
27,475,431
Insurance — 1.9%
Aflac, Inc. ........................ 40,522 2,073,916
Allstate Corp. (The) ................. 19,819 2,277,203
American International Group, Inc. ....... 56,400 2,606,244
Aon plc, Class A
(b)
.................. 14,750 3,394,123
Arthur J Gallagher & Co. .............. 12,846 1,602,795
Assurant, Inc. ..................... 4,048 573,885
Chubb Ltd. ....................... 29,442 4,650,953
Cincinnati Financial Corp. ............. 9,636 993,375

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Everest Re Group Ltd. ............... 2,723 $ 674,787
Globe Life, Inc. .................... 5,997 579,490
Hartford Financial Services Group, Inc. (The) 23,541 1,572,303
Lincoln National Corp. ............... 11,395 709,567
Loews Corp. ...................... 14,825 760,226
Marsh & McLennan Cos., Inc. .......... 33,307 4,056,793
MetLife, Inc. ...................... 49,927 3,035,062
Principal Financial Group, Inc. .......... 16,314 978,187
Progressive Corp. (The) .............. 38,412 3,672,571
Prudential Financial, Inc. .............. 26,451 2,409,686
Travelers Cos., Inc. (The) ............. 16,460 2,475,584
Unum Group ...................... 14,011 389,926
Willis Towers Watson plc .............. 8,292 1,897,873
WR Berkley Corp.
(b)
................. 8,711 656,374
42,040,923
Interactive Media & Services — 5.9%
(a)
Alphabet, Inc., Class A ............... 19,681 40,592,456
Alphabet, Inc., Class C ............... 18,952 39,204,676
Facebook, Inc., Class A .............. 157,710 46,450,326
Twitter, Inc. ....................... 51,826 3,297,689
129,545,147
Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc.
(a)
................. 28,071 86,853,920
Booking Holdings, Inc.
(a)
.............. 2,703 6,297,557
eBay, Inc. ........................ 42,022 2,573,427
Etsy, Inc.
(a)
....................... 8,149 1,643,409
Expedia Group, Inc.
(a)
................ 9,080 1,562,850
98,931,163
IT Services — 5.2%
Accenture plc, Class A ............... 41,627 11,499,459
Akamai Technologies, Inc.
(a)
............ 10,686 1,088,903
Automatic Data Processing, Inc. ......... 28,003 5,277,725
Broadridge Financial Solutions, Inc. ...... 7,536 1,153,762
Cognizant Technology Solutions Corp., Class A 35,169 2,747,402
DXC Technology Co.
(a)
............... 17,049 532,952
Fidelity National Information Services, Inc. .. 40,670 5,718,609
Fiserv, Inc.
(a)
...................... 37,708 4,488,760
FleetCor Technologies, Inc.
(a)
........... 5,508 1,479,614
Gartner, Inc.
(a)
..................... 5,794 1,057,695
Global Payments, Inc. ............... 19,274 3,885,253
International Business Machines Corp. .... 58,447 7,788,647
Jack Henry & Associates, Inc.
(b)
......... 4,932 748,283
Mastercard , Inc., Class A .............. 57,477 20,464,686
Paychex, Inc. ..................... 21,270 2,084,885
PayPal Holdings, Inc.
(a)
............... 76,983 18,694,552
VeriSign, Inc.
(a)(b)
................... 6,350 1,262,126
Visa, Inc., Class A .................. 111,409 23,588,627
Western Union Co. (The) ............. 25,704 633,861
114,195,801
Leisure Products — 0.0%
Hasbro, Inc.
(b)
..................... 8,195 787,703
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. ............. 20,146 2,561,362
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,365 779,647
Illumina, Inc.
(a)
..................... 9,598 3,686,208
IQVIA Holdings, Inc.
(a)
................ 12,444 2,403,434
Mettler -Toledo International, Inc.
(a)
....... 1,527 1,764,739
PerkinElmer, Inc. ................... 7,479 959,481
Thermo Fisher Scientific, Inc. ........... 25,863 11,803,356
Waters Corp.
(a)
.................... 4,005 1,138,101
25,096,328
Security
Shares
Shares Value
Machinery — 1.8%
Caterpillar, Inc. .................... 35,619 $ 8,258,977
Cummins, Inc. ..................... 9,608 2,489,529
Deere & Co.
(b)
..................... 20,493 7,667,251
Dover Corp. ...................... 9,328 1,279,149
Fortive Corp. ...................... 22,182 1,566,936
IDEX Corp. ....................... 4,919 1,029,645
Illinois Tool Works, Inc. ............... 19,017 4,212,646
Ingersoll Rand, Inc.
(a)
................ 24,274 1,194,524
Otis Worldwide Corp. ................ 27,178 1,860,334
PACCAR, Inc. ..................... 23,050 2,141,806
Parker-Hannifin Corp. ................ 8,366 2,638,887
Pentair plc ....................... 11,294 703,842
Snap-on, Inc. ..................... 3,420 789,131
Stanley Black & Decker, Inc. ........... 10,601 2,116,702
Westinghouse Air Brake Technologies Corp. . 11,598 918,098
Xylem, Inc. ....................... 11,836 1,244,910
40,112,367
Media — 1.3%
Charter Communications, Inc., Class A
(a)
... 9,251 5,708,052
Comcast Corp., Class A .............. 299,988 16,232,351
Discovery, Inc., Class A
(a)
............. 11,085 481,754
Discovery, Inc., Class C
(a)
............. 18,405 678,960
DISH Network Corp., Class A
(a)
......... 17,118 619,672
Fox Corp., Class A .................. 22,915 827,460
Fox Corp., Class B .................. 8,644 301,935
Interpublic Group of Cos., Inc. (The) ...... 24,424 713,181
News Corp., Class A ................. 26,519 674,378
News Corp., Class B ................ 8,848 207,574
Omnicom Group, Inc. ................ 14,359 1,064,720
ViacomCBS , Inc. ................... 37,407 1,687,056
29,197,093
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.
(a)
............. 95,057 3,130,227
Newmont Corp. .................... 52,528 3,165,863
Nucor Corp. ...................... 19,086 1,532,033
7,828,123
Multiline Retail — 0.5%
Dollar General Corp. ................ 16,038 3,249,620
Dollar Tree, Inc.
(a)
................... 15,688 1,795,648
Target Corp. ...................... 32,762 6,489,169
11,534,437
Multi-Utilities — 0.8%
Ameren Corp. ..................... 16,006 1,302,248
CenterPoint Energy, Inc. .............. 37,390 846,883
CMS Energy Corp. .................. 18,379 1,125,162
Consolidated Edison, Inc.
(b)
............ 22,031 1,647,919
Dominion Energy, Inc. ................ 53,785 4,085,509
DTE Energy Co. ................... 12,655 1,684,887
NiSource, Inc. ..................... 23,894 576,084
Public Service Enterprise Group, Inc. ..... 33,660 2,026,669
Sempra Energy .................... 19,664 2,607,053
WEC Energy Group, Inc. .............. 20,996 1,965,016
17,867,430
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.
(a)
...................... 25,339 453,568
Cabot Oil & Gas Corp. ............... 23,934 449,481
Chevron Corp. ..................... 126,480 13,253,839
ConocoPhillips .................... 88,755 4,701,352
Devon Energy Corp. ................. 40,330 881,211
Diamondback Energy, Inc. ............. 10,552 775,467
EOG Resources, Inc. ................ 38,541 2,795,379
Exxon Mobil Corp. .................. 277,804 15,509,797

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp. ....................... 17,640 $ 1,248,206
HollyFrontier Corp. .................. 10,018 358,444
Kinder Morgan, Inc. ................. 129,232 2,151,713
Marathon Oil Corp. .................. 53,060 566,681
Marathon Petroleum Corp. ............ 42,301 2,262,681
Occidental Petroleum Corp. ............ 55,981 1,490,214
ONEOK, Inc. ...................... 29,684 1,503,791
Phillips 66
(b)
...................... 28,989 2,363,763
Pioneer Natural Resources Co.
(b)
........ 13,371 2,123,582
Valero Energy Corp. ................. 27,149 1,943,868
Williams Cos., Inc. (The) .............. 78,173 1,851,918
56,684,955
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 15,112 4,395,325
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. .............. 146,652 9,258,141
Catalent , Inc.
(a)
.................... 11,001 1,158,515
Eli Lilly & Co.
(b)
.................... 52,165 9,745,465
Johnson & Johnson ................. 172,358 28,327,037
Merck & Co., Inc. ................... 166,228 12,814,517
Perrigo Co. plc .................... 9,152 370,382
Pfizer, Inc. ....................... 365,198 13,231,124
Viatris , Inc.
(a)
...................... 79,566 1,111,537
Zoetis, Inc. ....................... 31,128 4,902,037
80,918,755
Professional Services — 0.4%
Equifax, Inc. ...................... 8,055 1,459,002
IHS Markit Ltd. .................... 24,221 2,344,108
Jacobs Engineering Group, Inc. ......... 8,658 1,119,220
Leidos Holdings, Inc. ................ 8,570 825,120
Nielsen Holdings plc ................. 24,420 614,163
Robert Half International, Inc. ........... 7,745 604,652
Verisk Analytics, Inc. ................. 10,495 1,854,362
8,820,627
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 22,407 1,772,618
Road & Rail — 1.0%
CSX Corp. ....................... 49,816 4,803,259
JB Hunt Transport Services, Inc. ........ 5,355 900,015
Kansas City Southern ................ 5,915 1,561,087
Norfolk Southern Corp. ............... 16,499 4,430,311
Old Dominion Freight Line, Inc. ......... 6,267 1,506,649
Union Pacific Corp. ................. 43,963 9,689,885
22,891,206
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.
(a)
......... 79,538 6,243,733
Analog Devices, Inc. ................. 24,272 3,764,102
Applied Materials, Inc. ............... 59,839 7,994,490
Broadcom, Inc. .................... 26,766 12,410,324
Enphase Energy, Inc.
(a)
............... 8,437 1,368,144
Intel Corp. ....................... 266,467 17,053,888
KLA Corp. ........................ 10,043 3,318,207
Lam Research Corp. ................ 9,381 5,583,946
Maxim Integrated Products, Inc. ......... 17,558 1,604,274
Microchip Technology, Inc. ............. 17,586 2,729,699
Micron Technology, Inc.
(a)
............. 73,547 6,487,581
Monolithic Power Systems, Inc. ......... 2,807 991,461
NVIDIA Corp. ..................... 40,670 21,714,933
NXP Semiconductors NV ............. 18,031 3,630,362
Qorvo , Inc.
(a)
...................... 7,537 1,377,010
QUALCOMM, Inc.
(b)
................. 74,309 9,852,630
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. .............. 11,038 $ 2,025,252
Teradyne, Inc. ..................... 10,980 1,336,046
Texas Instruments, Inc. ............... 60,311 11,398,176
Xilinx, Inc. ........................ 15,914 1,971,745
122,856,003
Software — 8.3%
Adobe, Inc.
(a)
...................... 31,519 14,983,187
ANSYS, Inc.
(a)
..................... 5,712 1,939,567
Autodesk, Inc.
(a)
.................... 14,467 4,009,529
Cadence Design Systems, Inc.
(a)
........ 18,213 2,494,999
Citrix Systems, Inc. ................. 8,079 1,133,968
Fortinet, Inc.
(a)
..................... 8,735 1,610,909
Intuit, Inc. ........................ 17,923 6,865,584
Microsoft Corp. .................... 494,632 116,619,387
NortonLifeLock , Inc. ................. 37,596 799,291
Oracle Corp. ...................... 121,639 8,535,409
Paycom Software, Inc.
(a)
.............. 3,227 1,194,183
salesforce.com, Inc.
(a)
................ 60,117 12,736,989
ServiceNow , Inc.
(a)
.................. 12,918 6,460,421
Synopsys, Inc.
(a)
................... 9,968 2,469,871
Tyler Technologies, Inc.
(a)
............. 2,612 1,108,872
182,962,166
Specialty Retail — 2.3%
Advance Auto Parts, Inc. .............. 4,404 808,090
AutoZone, Inc.
(a)
................... 1,418 1,991,297
Best Buy Co., Inc.
(b)
................. 15,394 1,767,385
CarMax, Inc.
(a)
..................... 10,758 1,427,156
Gap, Inc. (The)
(a)
................... 14,155 421,536
Home Depot, Inc. (The) .............. 70,735 21,591,859
L Brands, Inc.
(a)
.................... 15,604 965,263
Lowe's Cos., Inc. ................... 48,125 9,152,413
O'Reilly Automotive, Inc.
(a)
............. 4,512 2,288,712
Ross Stores, Inc. ................... 23,354 2,800,378
TJX Cos., Inc. (The) ................. 79,197 5,238,882
Tractor Supply Co. .................. 7,564 1,339,433
Ulta Beauty, Inc.
(a)
.................. 3,763 1,163,407
50,955,811
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. ....................... 1,035,064 126,433,068
Hewlett Packard Enterprise Co. ......... 83,500 1,314,290
HP, Inc. ......................... 82,091 2,606,389
NetApp, Inc. ...................... 14,921 1,084,309
Seagate Technology plc
(b)
............. 13,182 1,011,719
Western Digital Corp. ................ 19,531 1,303,694
133,753,469
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc. .................. 23,134 455,046
NIKE, Inc., Class B ................. 83,260 11,064,421
PVH Corp.
(a)
...................... 4,733 500,278
Ralph Lauren Corp.
(a)
................ 3,279 403,841
Tapestry, Inc.
(a)
.................... 17,332 714,252
Under Armour , Inc., Class A
(a)
........... 12,618 279,615
Under Armour , Inc., Class C
(a)
.......... 13,493 249,081
VF Corp. ........................ 21,362 1,707,251
15,373,785
Tobacco — 0.7%
Altria Group, Inc. ................... 122,607 6,272,574
Philip Morris International, Inc. .......... 102,319 9,079,788
15,352,362

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Fastenal Co. ...................... 36,944 $ 1,857,544
United Rentals, Inc.
(a)
................ 4,818 1,586,616
WW Grainger, Inc. .................. 2,971 1,191,163
4,635,323
Water Utilities — 0.1%
American Water Works Co., Inc.
(b)
........ 12,108 1,815,231
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 38,475 4,820,533
Total Common Stocks — 99.7%
(Cost: $836,907,098) ............................. 2,204,720,500
Total Long-Term Investments — 99.7%
(Cost: $836,907,098) ............................. 2,204,720,500
Security
Shares
Shares Value
Short-Term Securities — 2.0%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 5,585,051 $ 5,585,051
SL Liquidity Series, LLC, Money Market Series,
0.16%
(d)
....................... 38,683,947 38,695,553
Total Short-Term Securities — 2.0%
(Cost: $44,280,604) .............................. 44,280,604
Total Investments — 101.7%
(Cost: $881,187,702 ) ............................. 2,249,001,104
Liabilities in Excess of Other Assets — (1.7)% ............ (38,608,075)
Net Assets — 100.0% .............................. $ 2,210,393,029
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 20,694,526 $ — $ (15,109,475) $ — $ — $ 5,585,051 5,585,051 $ 644 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 13,895,670 24,797,222 — 2,661 — 38,695,553 38,683,947 16,067
(b)
—
BlackRock, Inc. ............ 6,836,592 — (132,607) 94,696 204,100 7,002,781 9,288 38,359 —
$ 97,357 $ 204,100 $ 51,283,385 $ 55,070 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 36 06/18/21 $ 7,141 $ 65,805
Glossary of Terms Used in this Report
Portfolio Abbreviations
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 2,204,720,500 $ — $ — $ 2,204,720,500
Short-Term Securities ....................................... 5,585,051 — — 5,585,051
Subtotal ....................................................
$ 2,210,305,551 $ — $ — $ 2,210,305,551
Investments Valued at NAV
(a)
...................................... 38,695,553
$ —
Total Investments .............................................. $ 2,249,001,104
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 65,805 $ — $ — $ 65,805
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.